Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,038,529	$ 417,280	$ 304,713	$ 89,716	$ 2,850,238
CHILE | The General Treasury of the Republic [Member]
Total	17,250	6,527	18,378		42,155
CHILE | Municipality of Calama [Member]
Total			601		601
INDONESIA | Central Papua Province [Member]
Total				81,975	81,975
INDONESIA | Directorate General of Taxes [Member]
Total	1,046,037				1,046,037
INDONESIA | Directorate General of Mineral and Coal [Member]
Total	145,404	357,064			502,468
INDONESIA | Directorate General of Manpower Placement Development and Expansion of Employment Opportunities [Member]
Total			1,923		1,923
INDONESIA | Directorate General of Customs and Excise [Member]
Total			249,875		249,875
INDONESIA | Minister of Finance of Republic Indonesia [Member]
Total	469				469
INDONESIA | Regional General Treasury of Asmat Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Biak Numfor Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Boven Digoel Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Mimika Regency [Member]
Total	94,432		2,803		97,235
INDONESIA | Regional General Treasury of Central Papua Province [Member]
Total	41,065				41,065
INDONESIA | Regional General Treasury of Deyai Regency [Member]
Total	5,841				5,841
INDONESIA | Regional General Treasury of Dogiyai Regency [Member]
Total	5,840				5,840
INDONESIA | Regional General Treasury of Intan Jaya Regency [Member]
Total	5,841				5,841
INDONESIA | Regional General Treasury of Jayapura City [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Jayapura Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Jayawijaya Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Keerom Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Kepulauan Yapen Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Lani Jaya Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Mamberamo Raya Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Mamberamo Tengah Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Mappi Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Merauke Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Nabire Regency [Member]
Total	5,841				5,841
INDONESIA | Regional General Treasury of Nduga Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Paniai Regency [Member]
Total	5,841				5,841
INDONESIA | Regional General Treasury of Papua Province [Member]
Total	31,799				31,799
INDONESIA | Regional General Treasury of Pegunungan Bintang Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Puncak Jaya Regency [Member]
Total	5,841				5,841
INDONESIA | Regional General Treasury of Puncak Regency [Member]
Total	5,841				5,841
INDONESIA | Regional General Treasury of Sarmi Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Supiori Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Tolikara Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Waropen Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Yahukimo Regency [Member]
Total	1,514				1,514
INDONESIA | Regional General Treasury of Yalimo Regency [Member]
Total	1,514				1,514
PERU | Agency of Environmental Evaluation and Auditing [Member]
Total			3,197		3,197
PERU | Ministry of Energy and Mines [Member]
Total			535	$ 7,741	8,276
PERU | Ministry of Transport and Communications [Member]
Total			304		304
PERU | Municipality of Arequipa [Member]
Total	280				280
PERU | National Superintendence of Customs and Tax Administration [Member]
Total	562,652	$ 53,689	19,704		636,045
PERU | Regional Government of Arequipa [Member]
Total	$ 26,461				26,461
PERU | Supervisory Organization of Energy and Mining Investment [Member]
Total			5,364		5,364
UNITED STATES | U.S. Department of the Interior [Member]
Total			$ 2,029		$ 2,029